Private Placement (Details) - USD ($)	Dec. 28, 2021	Dec. 14, 2021	Jun. 30, 2025
Private Placement [Member]
Private Placement [Line Items]
Number of units issued		950,000
Shares issued price shares (in Dollars per share)	$ 10	$ 10
Generating gross proceeds of private placement (in Dollars)	$ 37,500	$ 9,500,000
Number of shares issuable per warrant		1
Price per share (in Dollars per share)		$ 11.5
Number of units issued	3,750	950,000
Private Placement [Member] | Class A Common Stock [Member]
Private Placement [Line Items]
Number of shares issuable per warrant		1
Price per share (in Dollars per share)			$ 11.5
Over-Allotment Option [Member]
Private Placement [Line Items]
Number of units issued	3,750